S000012098 [Member] Expense Example, No Redemption - S000012098 [Member]	Apr. 30, 2025 USD ($)
C000032988 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	153
Expense Example, No Redemption, 5 Years	284
Expense Example, No Redemption, 10 Years	667
C000032991 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	17
Expense Example, No Redemption, 3 Years	105
Expense Example, No Redemption, 5 Years	201
Expense Example, No Redemption, 10 Years	483
C000122681 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	17
Expense Example, No Redemption, 3 Years	105
Expense Example, No Redemption, 5 Years	201
Expense Example, No Redemption, 10 Years	483
C000174616 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	17
Expense Example, No Redemption, 3 Years	105
Expense Example, No Redemption, 5 Years	201
Expense Example, No Redemption, 10 Years	$ 483